Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables [Abstract]
Schedule of Trade Receivables
	As of December 31,
	2022	2023
	USD’000	USD’000
Trade receivables	859	936

Schedule of Concentration Analysis on Trade Receivables from top 5 Debtors	A concentration analysis on trade receivables from top 5 debtors is as follows:
	As of December 31,
	2022	2023
	USD’000	USD’000
Customer A	9%	11%
Customer B	9%	9%
Customer C	8%	8%
Customer D	8%	7%
Customer E	7%	7%
Others	59%	58%
	100%	100%